General information and nature of operations	12 Months Ended
Dec. 31, 2024
General information and nature of operations [Abstract]
General information and nature of operations
1	General information and nature of operations

Main activity

Grupo TMM, S.A.B. and subsidiaries (‘Grupo TMM’ or the ‘Company’) is a Mexican company whose principal activity is providing multimodal transport and logistics services to premium customers throughout Mexico. Company’s shares are listed and are traded in the form of ordinary participation certificates (‘CPOs’) on the Mexican Stock Exchange under the ticker symbol ‘TMM A’, and in the form of American Depositary Receipts (‘ADRs’) on the New York Stock Exchange on the OTC market under the ticker symbol TMM.

Grupo TMM’s head office is located at Convento de Acolman Street, 58-B, Col. Jardines de Santa Mónica, C.P. 54050, State of Mexico. Likewise, a significant portion of its maritime division activities is conducted at Calle 55 #2 Col. Electricistas, C.P. 24120, Ciudad del Carmen, Campeche.

The Company’s activities are grouped into the following service divisions:

•
Maritime division: includes specialized offshore shipping services, clean oil, and chemical products shipping, bulk carrier, shipping agency services and other activities related to the maritime transportation business.

•	Maritime infrastructure division : corresponds to revenues for minor and major repairs and maintenance to ships made at the facilities of the Company (shipyard).

•	Logistics, ports and terminals division: includes the operations of logistics solutions services and container and railcar maintenance and repair services, inland and seaport terminal services.

•	Warehousing division: includes bonded warehouse operations and management.

Structure of Grupo TMM

At December 31, 2024 and 2023, Grupo TMM holds the percentage of equity interest in various subsidiaries, the most significant are as follows:

	% of ownership
	2024	2023
Maritime
Transportación Marítima Mexicana, S.A. de C.V.	100%	100%
Administradora Marítima TMM, S.A.P.I. de C.V.	100%	100%
TMM Parcel Tankers, S.A. de C.V.	100%	100%

Maritime infrastructure
Inmobiliaria Dos Naciones, S. de R.L. de C.V.	100%	100%

Warehousing
Almacenadora de Depósito Moderno, S.A. de C.V. (Almacén General de Depósito)	100%	100%
Saricogui Logística, S.A.P.I. de C.V.	100%	100%

Logistics, ports and terminals
TMM Logistics, S.A. de C.V.	100%	100%
Autotransportación y Distribución Logística, S.A. de C.V.	100%	100%
Prestadora de Servicios MTR, S.A. de C.V.	100%	100%
Bimonte, S.A. de C.V.	100%	100%
Caoba Energía, S. de R.L. de C.V.	100%	100%
Services & Solutions Optimus, S. de R.L de C.V.	100%	100%
Servicios Administrativos API Acapulco, S.A. de C.V.	51%	51%
Administración Portuaria Integral de Acapulco, S.A. de C.V.	51%	51%

Personnel services
Mexschiff Operación de Personal, S.A.P.I. de C.V.	100%	100%
Omexmar Operadora Mexicana Marítima, S.A.P.I. de C.V.	100%	100%
Perhafen Services Marítimos, S.A.P.I. de C.V.	100%	100%
TMM Dirección Corporativa, S.A.P.I. de C.V.	100%	100%
Perjomar Operadora, S.A.P.I. de C.V.	100%	100%

Property leasing
Inmobiliaria TMM, S.A. de C.V.	100%	100%

The Company’s subsidiaries are incorporated in Mexico, where most of their activities take place.

Non-controlling interest in subsidiaries

Grupo TMM holds an equity interest in the subsidiaries Administración Portuaria Integral de Acapulco, S.A. de C.V. (API Acapulco) and Servicios Administrativos API Acapulco, S.A. de C.V., for which there is non-controlling interest; the associated effect on the Company’s consolidated financial statements is considered immaterial. These companies are established and conduct their activities in Mexico, as of December 31, 2024 and 2023, these companies no longer have operations since the concession to operate API Acapulco was not renewed.

Investments in associates

The Company maintains investments in the following associates:

(a)
In July 2014, Grupo TMM contributed $40,000 to the capital stock of Almacenes de Jugos Citricos de Mexico, S.A.P.I. de C.V., which represents 21% of the voting shares. Since this entity has not started up operations as of the issue date of the consolidated financial statements, Company’s Management decided to reserve the investment in its entirety.

(b)
The Company lost control of its Marítima del Golfo de México y Subsidiarias para el Petróleo, S.A. de C.V. (Marítima del Golfo) before TMM División Marítima, S.A. de C.V. in 2017, retaining 15% equity in its capital without exerting significant influence. Accordingly, this investment has been classified as an investment in associate. As of December 31, 2024, and 2023, the value of this investment is nil, since the stockholders’ equity of Marítima del Golfo is negative. Moreover, in accordance with the statutes of Marítima del Golfo, the stockholders only assume obligation in connection with their equity up to the amount thereof.